THE HUNTINGTON FUNDS

Balanced Fund

Huntington VA Balanced Fund

Equity Funds

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Mid Corp America Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

Income Fund

Huntington VA Mortgage Securities Fund

SUPPLEMENT DATED JUNE 25, 2014 TO THE HUNTINGTON VA FUNDS’

PROSPECTUS DATED APRIL 30, 2014

NOTICE OF FUNDS NO LONGER AVAILABLE FOR PURCHASE

Effective June 20, 2014, the following Huntington VA Funds are no longer available for purchase:

Huntington VA Income Equity Fund; and

Huntington VA Mid Corp America Fund.

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